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OUR INVESTMENT APPROACH

Investment Philosophy

Aetos Capital combines excellence in research, risk management, manager due diligence, and portfolio construction to increase the probability of consistent and uncorrelated investment results. We believe in a disciplined and fundamentally based investment process where risk management is integrated into all aspects of the investment process and evaluated in each of its four constituent parts – portfolio management, operational, portfolio and strategy risk.

Our meticulous manager selection process reflects nearly three decades of collective fund of hedge funds experience, which is combined with our deep capital markets expertise. At Aetos Capital, we:

• maintain a bias towards fundamentally oriented managers and complement experienced and established firms with emerging talent

• focus on managers with demonstrated investment and business skill, deep organizations, sustainable performance and consistent risk profiles

• determine the allocation to hedge fund strategies and managers by merging quantitative and qualitative factors, using mean-variance optimization tools, reviewing correlations among managers and  incorporating  position limits, ranges and liquidity constraints

• invest with managers who provide portfolio information and access to principals, affording a clear understanding of each manager’s investment strategy, competitive advantage, and underlying drivers of return

• adjust asset allocations among absolute return strategies within our portfolios based upon our evaluation of the market environment, opportunity set and risk profile of each strategy

• perform ongoing due diligence on the individual managers

Aetos Capital’s portfolio construction process is flexible and is designed to accommodate client-specific return and volatility targets. We offer a tailored range of services including asset allocation analysis, manager selection, program monitoring, direct investment with underlying managers, and custom reporting.

 Investment Process

Establish Client Specific Risk & Return Objectives
Customize Client Investment Guidelines
Determine Implementation Process
Establish Reporting Requirements
Fundamental & Macroeconomic Research
Manager Evaluation & Selection
Portfolio Construction
Monitoring & Reporting Process
Integrated Risk Management

Investment Offerings

Underlying Managers
Commingled Accounts
Multi-Strategy Arbitrage Fund
Distressed Investment Strategies Fund
Long/Short Strategies Fund
Aetos Capital Balanced Portfolio
Aetos Capital Growth Portfolio
Aetos Capital Prime Portfolio

Separate Accounts

- Multi-Strategy
- Macro/Tactical Trading
- Higher Volatility
- Credit Opportunity
- Strategy-Specific
- Opportunistic
- Activist
- Flexible Credit Exposure

Separate Accounts & Advisory Mandates

- Direct investments with underlying managers
- Combination of direct investments and commingled hedge fund of funds
- Outsourced CIO – full portfolio or asset class-specific services
- Discretionary and non-discretionary offered

Multi-Strategy Hedge Fund of Funds Portfolios

- Available through commingled hedge fund of funds and/or direct investments
- Managed to specific return and volatility targets
- Custom allocations available
- Onshore and offshore funds

Single-Strategy Hedge Fund of Funds

- Available through commingled hedge fund of funds and/or direct investments
- Implementation of tactical allocations

*Absolute return investing involves substantial risks, including risk of loss of invested capital. Absolute return investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage, in a wide range of financial instruments and markets. These investments entail a wide variety of risks, which remain substantial notwithstanding the risk management practices we employ in selecting and monitoring the funds in which we invest.  Prospective investors should consider these risks and the charges and expenses of the funds carefully before investing. The prospectus contains this and other information: a free copy of the prospectus may be obtained by calling 212-201-2500. Please read the prospectus carefully before investing.
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